Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit after tax		£ 5,973	£ 7,056	£ 2,461
Currency translation reserve
Currency translation differences	[1]	2,032	(131)	(473)
Fair value through other comprehensive income reserve movements relating to debt securities
Net (losses)/gains from changes in fair value		(7,516)	(1,668)	2,902
Net losses/(gains) transferred to net profit on disposal		111	(305)	(295)
Net losses/(gains) relating to (releases of) impairment		9	(8)	2
Net gains/(losses) due to fair value hedging		5,452	1,354	(2,000)
Tax		523	198	(155)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(9,052)	(2,280)	1,299
Net losses/(gains) transferred to net profit		339	(1,173)	(510)
Tax		2,331	1,025	(216)
Other		0	0	5
Other comprehensive (loss)/income that may be recycled to profit or loss		(5,771)	(2,988)	559
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(754)	1,298	(80)
Fair value through other comprehensive income reserve movements relating to equity instruments		228	141	(262)
Own credit		2,092	(106)	(810)
Tax		(156)	(563)	198
Other comprehensive income/(loss) not recycled to profit or loss		1,410	770	(954)
Other comprehensive loss for the year		(4,361)	(2,218)	(395)
Total comprehensive income for the year		1,612	4,838	2,066
Attributable to:
Equity holders of the parent		1,567	4,791	1,988
Non-controlling interests		45	47	78
Total comprehensive income for the year		£ 1,612	£ 4,838	£ 2,066

[1]	Includes £1m gain (2021: £26m loss; 2020: £17m gain ) on recycling of currency translation differences to net profit.